Share-based payments - Nexters Long-Term Incentive Plan (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Share-based payments
Options outstanding	4,260,150
ESOP options
Share-based payments
Options outstanding	2,180,000	2,330,000
LTIP - Modified Class B complex vesting options
Share-based payments
Options outstanding	2,060,150
LTIP - Modified complex conditional upon listing
Share-based payments
Options outstanding	20,000